Note 3 - Securities (Details) - The Amortized Cost and Fair Value of Available-For-Sale Securities (USD $)	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale:
Amortized cost	$ 199,137,812	$ 172,005,700
Fair value	197,079,925	177,607,765
US Government Agencies Debt Securities [Member]
Available-for-sale:
Amortized cost	12,637,310	15,488,836
Fair value	12,333,009	15,554,085
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale:
Amortized cost	66,584,990	51,122,041
Fair value	66,540,342	53,918,499
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale:
Amortized cost	119,163,624	104,892,935
Fair value	117,471,538	107,607,325
Other Available-for-Sale Securities [Member]
Available-for-sale:
Amortized cost	751,888	501,888
Fair value	$ 735,036	$ 527,856